UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04919
                  ---------------------------------------------

                                UBS Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.



[GRAPHIC OMITTED: UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS Series Trust
U.S. Allocation Portfolio
Semiannual Report
June 30, 2004

UBS Series Trust -- U.S. Allocation Portfolio


August 15, 2004

DEAR CONTRACT OWNER,

We present you with the semiannual report for UBS Series Trust--U.S. Allocation Portfolio for the six months ended June 30, 2004.

PERFORMANCE

During the six-month reporting period ended June 30, 2004, the Portfolio's Class H shares returned 1.82%. Over the same timeframe, the Portfolio's benchmark Index* returned 2.45%. During the period, the Portfolio's benchmark index changed, as we felt the S&P 500 Index was no longer an adequate measure against which to benchmark the Portfolio's performance, given other changes to the Portfolio. For comparison purposes, the S&P 500 Index returned 3.44% over the review period. (For returns over various time periods, please refer to "Performance at a Glance" on page 5.)

The Portfolio's underperformance over the six-month period can be primarily attributed to weak security selection during the month of May.

AN INTERVIEW WITH PORTFOLIO MANAGER BRIAN SINGER

Q. THERE WERE SOME SIGNIFICANT CHANGES TO THE PORTFOLIO OVER THE PERIOD. CAN YOU DISCUSS WHAT THEY WERE?

A. At UBS Global Asset Management, we continually review our investment capabilities and processes as we strive to provide our clients with competitive risk-adjusted returns throughout market cycles. We recognize that markets and the factors influencing them are constantly changing, and that it is necessary to adapt to these changes.

   To this end, our Investment Management and Research team conducted a careful review of the Portfolio, and determined that it was in the best interests of our shareholders to modify its investment strategy. As a result of this work, and with the approval of the Portfolio's Board of Trustees, we made modifications to the Portfolio's investment strategy, which went into effect on April 29, 2004. These modifications have resulted in more active management of the Portfolio's asset allocation process, as well as of specific asset classes in the Portfolio. The Tactical Allocation Model, which had been the driving force behind the Portfolio, will no longer factor into its management.

* An unmanaged index compiled by the Advisor.

--------------------------------------------------------------------------------
UBS SERIES TRUST--U.S. ALLOCATION PORTFOLIO

INVESTMENT GOAL:
Total return, consisting of long-term capital appreciation and current income.

PORTFOLIO MANAGERS:
Portfolio Management Team, including Brian Singer, UBS Global Asset Management
(US) Inc.

COMMENCEMENT:
Class H--September 28, 1998
Class I--January 5, 1999

DIVIDEND PAYMENTS:
Annually
--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


   Further to these changes, the Portfolio's name also changed, from UBS Series Trust -- Tactical Allocation Portfolio to UBS Series Trust -- U.S. Allocation Portfolio. In addition, a team of portfolio managers, as opposed to an individual, now oversees the Portfolio, which is more in line with UBS Global Asset Management's team approach to investment management.

The following is a brief comparison of the Portfolio's new strategy versus the former strategy.

                            NEW INVESTMENT STRATEGY              OLD INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
Investment Objective        Total return, consisting of          The same.
                            long-term capital appreciation
                            and current income.
------------------------------------------------------------------------------------------------
Asset Allocation Decision   The Portfolio will use the           The Portfolio's asset mix was
                            existing institutional asset         determined by the Tactical
                            allocation process of UBS            Allocation Model, which
                            Global Asset Management,             measured the attractiveness
                            which is based on asset class        of stocks based on the Equity
                            valuations and price-to-             Risk Premium (ERP).
                            intrinsic value.
------------------------------------------------------------------------------------------------
Underlying Investments      Active security selection within     Exposure to equities was
                            US all-cap stocks and fixed          achieved by attempting to
                            income securities, including         replicate the performance
                            high yield securities.               of the S&P 500 Index, with
                                                                 bonds and cash generally
                                                                 represented by five-year US
                                                                 Treasury notes and 30-day US
                                                                 Treasury bills, respectively.
------------------------------------------------------------------------------------------------
Asset Allocation Shifts     Reallocation of the Portfolio's      Asset allocation shifts were
                            exposure to equity and fixed         made in increments of 25%
                            income asset classes may             and took place on the first
                            occur at any time.                   business day of the month.
------------------------------------------------------------------------------------------------
Benchmark                   Custom benchmark Index               S&P 500 Index
                            (for more on the Index, see
                            page 3)
------------------------------------------------------------------------------------------------

Q. WHY DO YOU BELIEVE THESE CHANGES WILL BENEFIT THE PORTFOLIO'S SHAREHOLDERS?

A. We believe these changes will give our shareholders the opportunity to participate in a portfolio that has the potential to fully benefit from the institutional asset allocation and active, bottom-up securities selection capabilities that define our firm. UBS Global Asset Management's investment philosophy and institutional track record have been built on the disciplined application of the price to intrinsic value approach to determining valuations and return expectations of asset classes, regions, sectors and securities. By following this time-tested investment philosophy, we have been able to provide our institutional clients with attractive risk-adjusted returns for over 22 years.

--------------------------------------------------------------------------------
2

UBS Series Trust -- U.S. Allocation Portfolio


Q. GIVEN THE MODIFICATIONS TO THE INVESTMENT STRATEGY, HOW WAS THE PORTFOLIO ADJUSTED DURING THE REPORTING PERIOD?

A. Prior to April 29, 2004, the Portfolio maintained a 100% allocation to equities, per the dictates of the Tactical Allocation Model. However, as we have already noted, the Tactical Allocation Model is no longer a factor in the Portfolio's management. After April 29, 2004 (when modifications to the Portfolio's investment strategy went into effect), in accordance with our views on the asset classes in which the Portfolio invests, the portfolio strategy was rebalanced as follows: 65% stocks, 33% investment grade bonds and 2% high yield bonds. At 2% of portfolio assets, high yield represents a 3% underweight versus the Index.

Q. WILL THE PORTFOLIO'S BENCHMARK CHANGE WITH THE NEW STRATEGY MODIFICATIONS IN PLACE?

A. Yes. On April 29, 2004, and directly as a result of the modifications made to the Portfolio's investment strategy, the Portfolio's benchmark is now a custom Index. Going forward, we will report the Portfolio's performance against this benchmark. We believe this Index better represents the asset classes in which the Portfolio invests, and, as a result, feel it is a more accurate benchmark against which to track the Portfolio's performance. It is constructed as follows: 65% Russell 3000 Index (representing all capitalization stocks), 30% Lehman Brothers US Aggregate Bond Index (representing US investment grade fixed income), and 5% Merrill Lynch High Yield Cash Pay Index (representing US high yield securities).

Q: WERE THERE ANY ADDITIONAL MODIFICATIONS TO THE PORTFOLIO AS THE REPORTING
   PERIOD PROGRESSED?

A. Within investment grade fixed income, we maintained a defensive duration posture before gradually raising duration to a neutral position versus the Lehman Brothers US Aggregate Bond Index. Sector overweights included collateralized mortgage-backed securities and asset-backed securities, and underweights in US Treasuries and agencies.

   In terms of the Portfolio's stock positioning, we utilized our bottom-up investment process that calls for investing in companies that meet our intrinsic value criteria. That said, sector overweights--which are a result of our stock selection process--included industrials, financials and telecom services. Conversely, the Portfolio had underweight positions in information technology, consumer staples and materials.

Q. WHAT IS YOUR OUTLOOK FOR THE MARKETS AND THE PORTFOLIO?

A. The outlook for the US economy remains positive. Estimated first quarter GDP growth was recently revised upward, indicators such as the Institute of Supply

--------------------------------------------------------------------------------
                                                                               3

UBS Series Trust -- U.S. Allocation Portfolio


   Managers manufacturing survey remain strong, and payroll gains indicate a strengthening labor market. Deflationary pressures appear to have abated, and inflation is now creeping up.

   There are currently widespread expectations for rising interest rates. The futures market forecasts that the federal funds rate will rise to 4.00% by 2005, an increase of 250 basis points from its current level. However, in the medium term, the large budget and balance of payments deficits represent a policy dilemma. Through our disciplined investment approach, we will continue to seek to identify compelling opportunities that we believe have the potential to generate superior risk-adjusted returns over the long term.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have. For more information on the UBS funds,** please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ Joseph A. Varnas

Joseph A. Varnas
PRESIDENT
UBS Series Trust--U.S. Allocation Portfolio
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

/s/ Brian Singer

Brian Singer
PORTFOLIO MANAGER
UBS Series Trust--U.S. Allocation Portfolio
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.

** Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

   This letter is intended to assist shareholders in understanding how the Portfolio performed during the six-month period ended June 30, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Portfolio. We encourage you to consult your financial advisor regarding your personal investment program.

--------------------------------------------------------------------------------
4

UBS Series Trust -- U.S. Allocation Portfolio


PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/04

                                                                      SINCE
                             6 MONTHS  1 YEAR   3 YEARS  5 YEARS    INCEPTION(o)
--------------------------------------------------------------------------------
Class H                        1.82%    16.71%   -1.86%   -1.74%       4.37%
--------------------------------------------------------------------------------
Class I                        1.68     16.48    -2.11    -1.96        0.21
--------------------------------------------------------------------------------
S&P 500 Index                  3.44     19.11    -0.69    -2.20        2.96
--------------------------------------------------------------------------------
U.S. Allocation Fund Index*    2.45     13.54     3.09     2.07        5.37
--------------------------------------------------------------------------------

 (o) Since inception returns for the Portfolio are calculated as of the commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Since inception return for the S&P 500 Index is calculated as of September 28, 1998, which is the inception date of the oldest share Class (Class H).

   * An unmanaged index compiled by the Advisor, constructed as follows: 65% Russell 3000 Index; 30% Lehman U.S. Aggregate Index and 5% Merrill Lynch High Yield Cash Pay Index. The return for the Index is calculated as of September 30, 1998, which is the nearest month-end of the inception of the oldest share Class (Class H).

The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend dates. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio Statistics

CHARACTERISTICS*                                                       6/30/04
--------------------------------------------------------------------------------
Net Assets (mm)                                                         $76.3
--------------------------------------------------------------------------------
Number of Securities                                                      190
--------------------------------------------------------------------------------
Stocks                                                                  62.0%
--------------------------------------------------------------------------------
Bonds                                                                   27.8%
--------------------------------------------------------------------------------
Investment Companies                                                     6.9%
--------------------------------------------------------------------------------
Cash Equivalents and Other Assets Less Liabilities                       3.3%
--------------------------------------------------------------------------------

TOP FIVE EQUITY SECTORS*                                               6/30/04
--------------------------------------------------------------------------------
Financials                                                              22.0%
--------------------------------------------------------------------------------
Health Care                                                             12.0
--------------------------------------------------------------------------------
Industrials                                                              8.9
--------------------------------------------------------------------------------
Consumer Discretionary                                                   8.1
--------------------------------------------------------------------------------
Information Technology                                                   4.3
--------------------------------------------------------------------------------
Total                                                                   55.3%
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS*                                               6/30/04
--------------------------------------------------------------------------------
UBS US Small Cap Equity Relationship Fund                                4.9%
--------------------------------------------------------------------------------
Citigroup                                                                2.8
--------------------------------------------------------------------------------
Nextel Communications                                                    2.6
--------------------------------------------------------------------------------
Microsoft                                                                2.2
--------------------------------------------------------------------------------
Allergan                                                                 2.1
--------------------------------------------------------------------------------
Wells Fargo                                                              2.1
--------------------------------------------------------------------------------
Burlington Northern Santa Fe                                             1.9
--------------------------------------------------------------------------------
Morgan Stanley                                                           1.7
--------------------------------------------------------------------------------
UnitedHealth Group                                                       1.7
--------------------------------------------------------------------------------
Illinois Tool Works, Inc                                                 1.7
--------------------------------------------------------------------------------
Total                                                                   23.7%
--------------------------------------------------------------------------------

Fixed Income Sector Allocation*                                        6/30/04
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations                                    16.1%
--------------------------------------------------------------------------------
Corporate Bonds                                                          5.6
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                      4.7
--------------------------------------------------------------------------------
Asset-Backed Securities                                                  1.2
--------------------------------------------------------------------------------
International Obligations                                                0.2
--------------------------------------------------------------------------------
Total                                                                   27.8%
--------------------------------------------------------------------------------

TOP TEN FIXED INCOME HOLDINGS*                                         6/30/04
--------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375% due 12/15/08                                 3.2%
--------------------------------------------------------------------------------
GNMA Certificates, 6.500% due 06/15/29                                   2.4
--------------------------------------------------------------------------------
FHLMC Certificates, 5.125% due 07/15/12                                  2.1
--------------------------------------------------------------------------------
UBS US High Yield Relationship Fund                                      2.1
--------------------------------------------------------------------------------
FNMA Certificates, 5.500% due 10/01/33                                   1.9
--------------------------------------------------------------------------------
U.S. Treasury Notes, 4.250% due 08/15/13                                 1.3
--------------------------------------------------------------------------------
GNMA Certificates, 6.000% due 07/15/29                                   1.2
--------------------------------------------------------------------------------
FHLMC Certificates, 5.000% due 01/30/14                                  1.0
--------------------------------------------------------------------------------
FHLMC Certificates, 4.500%, maturity to be assigned                      1.0
--------------------------------------------------------------------------------
FNMA REMIC, Series 2001-69, Class PN, 6.000% due 04/25/30                0.7
--------------------------------------------------------------------------------
Total                                                                   16.9%
--------------------------------------------------------------------------------
*  Weightings represent percentages of net assets.

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- June 30, 2004 (unaudited)

COMMON STOCKS - 61.99%
SECURITY DESCRIPTION                                SHARES          MARKET VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.07%
Boeing Co.                                          13,600              $694,824
--------------------------------------------------------------------------------
Northrop Grumman Corp.                              10,800               579,960
--------------------------------------------------------------------------------
United Technologies Corp.                            3,300               301,884
--------------------------------------------------------------------------------
                                                                       1,576,668
--------------------------------------------------------------------------------
AIRLINES - 0.16%
Delta Air Lines, Inc.(1)*                           16,800               119,616
--------------------------------------------------------------------------------
AUTO COMPONENTS - 0.64%
Johnson Controls, Inc.                               9,200               491,096
--------------------------------------------------------------------------------
BANKS - 4.23%
Mellon Financial Corp.                              35,800             1,050,014
--------------------------------------------------------------------------------
PNC Financial
   Services Group                                   10,600               562,648
--------------------------------------------------------------------------------
Wells Fargo & Co.                                   28,200             1,613,886
--------------------------------------------------------------------------------
                                                                       3,226,548
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.86%
Genzyme Corp.*                                      13,900               657,887
--------------------------------------------------------------------------------
BUILDING PRODUCTS - 1.57%
Masco Corp.                                         38,300             1,194,194
--------------------------------------------------------------------------------
CHEMICALS - 0.41%
Eastman Chemical Co.                                 6,800               314,364
--------------------------------------------------------------------------------
COMMERCIAL SERVICES &
   SUPPLIES - 0.70%
Equifax, Inc.                                        9,900               245,025
--------------------------------------------------------------------------------
Viad Corp.                                          10,700               289,007
--------------------------------------------------------------------------------
                                                                         534,032
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.39%
Dell, Inc*                                           8,400               300,888
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.84%
Martin Marietta
   Materials, Inc.                                  14,500               642,785
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 7.71%
Citigroup, Inc.                                     46,600             2,166,900
--------------------------------------------------------------------------------
Federal Home Loan
   Mortgage Corp.                                   19,300             1,221,690
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                             30,500             1,182,485
--------------------------------------------------------------------------------
Morgan Stanley                                      24,800             1,308,696
--------------------------------------------------------------------------------
                                                                       5,879,771
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 0.53%
SBC Communications, Inc.                            16,800               407,400
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.55%
American Electric
   Power Co., Inc.                                  14,300               457,600
--------------------------------------------------------------------------------
CMS Energy Corp.*                                   18,200               166,166
--------------------------------------------------------------------------------
Dominion Resources, Inc.                             4,700               296,476
--------------------------------------------------------------------------------
Exelon Corp.                                        27,600               918,804
--------------------------------------------------------------------------------
FirstEnergy Corp.                                   19,200               718,272
--------------------------------------------------------------------------------
Pepco Holdings, Inc.                                 8,300               151,724
--------------------------------------------------------------------------------
                                                                       2,709,042
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS - 0.59%
Mettler-Toledo
   International, Inc.(1)*                           9,100               447,174
--------------------------------------------------------------------------------
FOOD & DRUG RETAILING - 0.82%
Albertson's, Inc.(1)                                23,600               626,344
--------------------------------------------------------------------------------
GAS UTILITIES - 0.61%
Sempra Energy                                       13,500               464,805
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
   & SUPPLIES - 0.85%
Guidant Corp.                                        4,500               251,460
--------------------------------------------------------------------------------
Medtronic, Inc.                                      8,100               394,632
--------------------------------------------------------------------------------
                                                                         646,092
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS &
   SERVICES - 2.76%
Anthem, Inc.*                                        5,700               510,492
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                              3,500               297,325
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                            20,800             1,294,800
--------------------------------------------------------------------------------
                                                                       2,102,617
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.97%
Kimberly Clark Corp.                                11,200               737,856
--------------------------------------------------------------------------------
INSURANCE - 3.11%
AFLAC, Inc.                                         10,800               440,748
--------------------------------------------------------------------------------
American International
   Group, Inc.                                      10,900               776,952
--------------------------------------------------------------------------------
Hartford Financial
   Services Group, Inc.                              7,700               529,298
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                               7

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- June 30, 2004 (unaudited)

COMMON STOCKS

                                                  NUMBER OF
SECURITY DESCRIPTION                                SHARES          MARKET VALUE
--------------------------------------------------------------------------------
INSURANCE - (CONCLUDED)
Willis Group
   Holdings Ltd.                                     16,700             $625,415
--------------------------------------------------------------------------------
                                                                       2,372,413
--------------------------------------------------------------------------------
MACHINERY - 2.54%
Illinois Tool Works, Inc.                            13,400            1,284,926
--------------------------------------------------------------------------------
Ingersoll Rand Co., Class A                           9,500              648,945
--------------------------------------------------------------------------------
                                                                       1,933,871
--------------------------------------------------------------------------------
MEDIA - 5.13%
Gannett Co., Inc.                                     4,100              347,885
--------------------------------------------------------------------------------
Interpublic Group
   Cos., Inc.*                                       31,300              429,749
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                  12,100              918,269
--------------------------------------------------------------------------------
Time Warner, Inc.*                                   52,500              922,950
--------------------------------------------------------------------------------
Viacom, Inc., Class B                                29,200            1,043,024
--------------------------------------------------------------------------------
Westwood One, Inc.*                                  10,700              254,660
--------------------------------------------------------------------------------
                                                                       3,916,537
--------------------------------------------------------------------------------
MULTI-LINE RETAIL - 1.90%
Costco Wholesale Corp.                               24,900            1,022,643
--------------------------------------------------------------------------------
Kohl's Corp.*                                        10,000              422,800
--------------------------------------------------------------------------------
                                                                       1,445,443
--------------------------------------------------------------------------------
OIL & GAS - 2.78%
ConocoPhillips, INC                                   8,600              656,094
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                    28,300            1,256,803
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                      3,800              204,326
--------------------------------------------------------------------------------
                                                                       2,117,223
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.40%
MeadWestvaco Corp.                                   10,300              302,717
--------------------------------------------------------------------------------
PHARMACEUTICALS - 7.58%
Allergan, Inc.                                       18,100            1,620,312
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                             17,900              438,550
--------------------------------------------------------------------------------
Cephalon, Inc.(1)*                                    9,000              486,000
--------------------------------------------------------------------------------
Johnson & Johnson                                    22,400            1,247,680
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                             42,300              856,575
--------------------------------------------------------------------------------
Wyeth Pharmaceuticals                                31,300            1,131,808
--------------------------------------------------------------------------------
                                                                       5,780,925
--------------------------------------------------------------------------------
ROAD & RAIL - 1.89%
Burlington Northern
   Santa Fe, Inc.                                    41,200           $1,444,884
--------------------------------------------------------------------------------
SOFTWARE - 3.31%
Microsoft Corp.                                      58,800            1,679,328
--------------------------------------------------------------------------------
Oracle Corp.*                                        47,200              563,096
--------------------------------------------------------------------------------
VERITAS Software Co.                                 10,300              285,310
--------------------------------------------------------------------------------
                                                                       2,527,734
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.47%
TJX Cos., Inc.                                       15,000              362,100
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
   SERVICES - 2.62%
--------------------------------------------------------------------------------
Nextel Communications,
   Inc., Class A*                                    75,100            2,002,166
--------------------------------------------------------------------------------
Total Common Stocks
   (cost--$48,055,536)                                                47,285,192
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- June 30, 2004 (unaudited)

PRINCIPAL
 AMOUNT                                         MATURITY   INTEREST
  (000)                                           DATES      RATES      VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 5.57%
--------------------------------------------------------------------------------
   $10  U.S. Treasury Bonds                     05/15/17     8.750%     $13,555
--------------------------------------------------------------------------------
   270  U.S. Treasury Bonds                     05/15/30     6.250      302,305
--------------------------------------------------------------------------------
   500  U.S. Treasury Bonds                     02/15/31     5.375      504,277
--------------------------------------------------------------------------------
 2,495  U.S. Treasury Notes                     12/15/08     3.375    2,463,229
--------------------------------------------------------------------------------
   985  U.S. Treasury Notes                     08/15/13     4.250      961,529
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost--$4,211,662)                  4,244,895
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - 4.07%
--------------------------------------------------------------------------------
 1,767  GNMA                                    06/15/29     6.500    1,849,642
--------------------------------------------------------------------------------
   919  GNMA                                    07/15/29     6.000      944,600
--------------------------------------------------------------------------------
   296  GNMA                                    04/15/31     6.500      309,427
--------------------------------------------------------------------------------
Total Government National Mortgage Association
   Certificates (cost--$3,100,887)                                    3,103,669
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES - 4.44%
--------------------------------------------------------------------------------
 1,595  FHLMC                                   07/15/12     5.125    1,611,633
--------------------------------------------------------------------------------
   810  FHLMC                                   01/30/14     5.000      783,994
--------------------------------------------------------------------------------
   825  FHLMC TBA                                  TBA       4.500      768,024
--------------------------------------------------------------------------------
   215  FHLMC TBA                                  TBA       6.500      223,365
--------------------------------------------------------------------------------
Total Federal Home Loan Mortgage Corporation Certificates
   (cost--$3,452,074)                                                 3,387,016
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - 2.05%
--------------------------------------------------------------------------------
   135  FNMA                                    01/19/07     2.625      132,339
--------------------------------------------------------------------------------
 1,431  FNMA                                    10/01/33     5.500    1,428,080
--------------------------------------------------------------------------------
Total Federal National Mortgage Association Certificates
   (cost--$1,550,089)                                                 1,560,419
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.65%
--------------------------------------------------------------------------------
   400  Asset Securitization Corp.,
           Series 1995--MD4, Class A3          08/13/29     7.384      439,026
--------------------------------------------------------------------------------
    83  First Union-Lehman Brothers Commercial
           Mortgage, Series 1997-C2, Class A3   11/18/29     6.650       87,901
--------------------------------------------------------------------------------
   351  FNMA REMIC, Series 2001-57, Class PC    09/25/30     6.500      355,287
--------------------------------------------------------------------------------
   500  FNMA REMIC, Series 2001-69, Class PN    04/25/30     6.000      512,819
--------------------------------------------------------------------------------
   386  FNMA REMIC, Series 2001-T4, Class A1    07/25/41     7.500      415,192
--------------------------------------------------------------------------------
   467  FNMA REMIC, Series 2002-T19, Class A1   07/25/42     6.500      487,674
--------------------------------------------------------------------------------
   327  GNMA REMIC, Series 2002-7 Class PE      11/20/30     6.500      329,833
--------------------------------------------------------------------------------
   427  Greenwich Capital Commercial Funding
           Corp., Series 2002-C1, Class A1      01/11/13     3.357      422,667
--------------------------------------------------------------------------------
   369  Hilton Hotel Pool Trust, Series
           2000-HLTA, Class A1**                10/03/15     7.055      400,277
--------------------------------------------------------------------------------
   100  Paragon Mortgages PLC, Series 7A,
           Class B1A**                          05/15/43     2.305++    100,000
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations
   (cost--$3,563,234)                                                 3,550,676
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                               9

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UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- June 30, 2004 (unaudited)

PRINCIPAL
 AMOUNT                                         MATURITY   INTEREST
  (000)                                           DATES      RATES      VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.20%
--------------------------------------------------------------------------------
  $200  Greenpoint Home Equity Loan Trust,
           Series 2004-3, Class A               03/15/35     1.560%++  $200,000
--------------------------------------------------------------------------------
   200  MMCA Automobile Trust, Series 2001-1,
           Class B                              06/15/07     6.190      202,895
--------------------------------------------------------------------------------
   500  WFS Financial Owner Trust,
           Series 2002-2, Class A4              02/20/10     4.500      510,606
--------------------------------------------------------------------------------
Total Asset-Backed Securities (cost--$915,057)                          913,501
--------------------------------------------------------------------------------
CORPORATE BONDS - 5.63%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.15%
    45  Boeing Capital Corp.                    09/27/10     7.375       50,883
--------------------------------------------------------------------------------
    30  Lockheed Martin Corp.                   12/01/29     8.500       37,631
--------------------------------------------------------------------------------
    25  United Technologies Corp.               05/15/12     6.100       26,775
--------------------------------------------------------------------------------
                                                                        115,289
--------------------------------------------------------------------------------
AUTOMOBILE OEM - 0.63%
   115  DaimlerChrysler N.A. Holding Corp.      06/04/08     4.050      112,760
--------------------------------------------------------------------------------
    35  Ford Motor Co.                          07/16/31     7.450       33,363
--------------------------------------------------------------------------------
   155  Ford Motor Credit Co.                   01/12/09     5.800      156,457
--------------------------------------------------------------------------------
    35  Ford Motor Credit Co.                   02/01/11     7.375       36,917
--------------------------------------------------------------------------------
    50  General Motors Acceptance Corp.         09/15/11     6.875       51,265
--------------------------------------------------------------------------------
    50  General Motors Acceptance Corp.         11/01/31     8.000       51,229
--------------------------------------------------------------------------------
    40  General Motors Corp.                    07/15/33     8.375       42,340
--------------------------------------------------------------------------------
                                                                        484,331
--------------------------------------------------------------------------------
BANKING - NON-U.S. - 0.07%
    25  HSBC Holdings PLC                       12/12/12     5.250       24,833
--------------------------------------------------------------------------------
    25  Royal Bank of Scotland Group PLC,
           Series 1                             03/31/10     9.118       30,125
--------------------------------------------------------------------------------
                                                                         54,958
--------------------------------------------------------------------------------
BANKING - U.S. - 0.79%
   105  Bank of America Corp.                   01/15/11     7.400      118,998
--------------------------------------------------------------------------------
    40  Bank One Corp.                          08/01/10     7.875       46,266
--------------------------------------------------------------------------------
   120  Citigroup, Inc.                         10/01/10     7.250      135,145
--------------------------------------------------------------------------------
    25  CS FIRST BOSTON USA, INC.               01/15/09     3.875       24,380
--------------------------------------------------------------------------------
    75  J.P. Morgan Chase & Co.                 02/01/11     6.750       81,743
--------------------------------------------------------------------------------
    30  Wachovia Bank N.A.                      08/18/10     7.800       34,667
--------------------------------------------------------------------------------
   115  Washington Mutual, Inc.                 01/15/07     5.625      120,305
--------------------------------------------------------------------------------
    35  Wells Fargo & Co.                       08/01/11     6.375       37,904
--------------------------------------------------------------------------------
                                                                        599,408
--------------------------------------------------------------------------------
BROADCAST - 0.03%
    25  News America, Inc.                      04/08/28     7.125       26,584
--------------------------------------------------------------------------------
BROKERAGE - 0.30%
    90  Goldman Sachs Group, Inc.               01/15/11     6.875       98,800
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10

UBS Series Trust -- U.S. Allocation Portfolio

Portfolio of Investments -- June 30, 2004 (unaudited)

PRINCIPAL
 AMOUNT                                         MATURITY   INTEREST
  (000)                                           DATES      RATES      VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS
--------------------------------------------------------------------------------
BROKERAGE - (CONCLUDED)
   $120 Morgan Stanley                          04/15/11     6.750%    $131,504
--------------------------------------------------------------------------------
                                                                        230,304
--------------------------------------------------------------------------------
CABLE - 0.13%
    90  Comcast Cable Communications, Inc.      01/30/11     6.750       97,118
--------------------------------------------------------------------------------
CHEMICALS - 0.17%
    70  Dow Chemical Co.                        02/01/11     6.125       74,057
--------------------------------------------------------------------------------
    60  ICI Wilmington, Inc.                    12/01/08     4.375       58,856
--------------------------------------------------------------------------------
                                                                        132,913
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.03%
    25  Cendant Corp.                           01/15/08     6.250       26,660
--------------------------------------------------------------------------------
CONSUMER PRODUCTS - NONDURABLES - 0.07%
    45  Avon Products, Inc.                     11/15/09     7.150       50,581
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.42%
    55  American Electric Power Co., Series A   05/15/06     6.125       57,737
--------------------------------------------------------------------------------
    30  Dominion Resources, Inc., Series A      06/15/10     8.125       34,620
--------------------------------------------------------------------------------
    25  FirstEnergy Corp., Series B             11/15/11     6.450       25,919
--------------------------------------------------------------------------------
    55  FPL Group Capital, Inc.                 09/15/06     7.625       59,964
--------------------------------------------------------------------------------
    25  MidAmerican Energy Holdings Co.         10/01/12     5.875       25,385
--------------------------------------------------------------------------------
    25  Progress Energy, Inc.                   10/30/31     7.000       25,727
--------------------------------------------------------------------------------
    25  PSEG Power                              04/15/11     7.750       28,313
--------------------------------------------------------------------------------
    35  Southern Power Co., Series B            07/15/12     6.250       36,761
--------------------------------------------------------------------------------
    25  Xcel Energy, Inc.                       12/01/10     7.000       27,654
--------------------------------------------------------------------------------
                                                                        322,080
--------------------------------------------------------------------------------
ENERGY - 0.05%
    35  Devon Financing Corp., U.L.C.           09/30/11     6.875       38,103
--------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.13%
    40  ConocoPhillips, Inc.                    05/25/10     8.750       48,346
--------------------------------------------------------------------------------
    25  Marathon Oil Corp.                      03/15/12     6.125       26,378
--------------------------------------------------------------------------------
    25  PPL Capital Funding**                   03/01/09     4.330       24,200
--------------------------------------------------------------------------------
                                                                         98,924
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.17%
    70  Time Warner, Inc.                       04/15/31     7.625       75,750
--------------------------------------------------------------------------------
    25  Viacom, Inc.                            05/15/11     6.625       27,199
--------------------------------------------------------------------------------
    25  Walt Disney Co.                         03/01/12     6.375       26,826
--------------------------------------------------------------------------------
                                                                        129,775
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.04%
    25  Waste Management, Inc.                  08/01/10     7.375       28,088
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              11

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- June 30, 2004 (unaudited)

PRINCIPAL
 AMOUNT                                         MATURITY   INTEREST
  (000)                                           DATES      RATES      VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS
--------------------------------------------------------------------------------
FINANCE - NONCAPTIVE CONSUMER - 0.22%
   $25  Countrywide Home Loans                  05/21/08     3.250%     $24,049
--------------------------------------------------------------------------------
    90  Household Finance Corp.                 05/15/11     6.750       98,352
--------------------------------------------------------------------------------
    45  SLM Corp.                               04/10/07     5.625       47,289
--------------------------------------------------------------------------------
                                                                        169,690
--------------------------------------------------------------------------------
FINANCE - NONCAPTIVE DIVERSIFIED - 0.44%
   240  General Electric Capital Corp.          06/15/12     6.000      253,269
--------------------------------------------------------------------------------
    35  General Electric Capital Corp.          03/15/32     6.750       37,626
--------------------------------------------------------------------------------
    50  International Lease Finance Corp.       04/01/09     3.500       47,544
--------------------------------------------------------------------------------
                                                                        338,439
--------------------------------------------------------------------------------
FOOD - 0.14%
    25  Conagra Foods, Inc.                     09/15/11     6.750       27,392
--------------------------------------------------------------------------------
    50  Kraft Foods, Inc.                       11/01/11     5.625       50,865
--------------------------------------------------------------------------------
    25  Unilever Capital Corp.                  11/01/10     7.125       28,282
--------------------------------------------------------------------------------
                                                                        106,539
--------------------------------------------------------------------------------
FOOD PROCESSORS/BEVERAGE/BOTTLING - 0.17%
    25  Coors Brewing Co.                       05/15/12     6.375       26,780
--------------------------------------------------------------------------------
    25  Diageo Capital PLC                      11/19/07     3.500       24,711
--------------------------------------------------------------------------------
    50  Miller Brewing Co.**                    08/15/13     5.500       50,174
--------------------------------------------------------------------------------
    25  Pepsi Bottling Holdings, Inc.**         02/17/09     5.625       26,415
--------------------------------------------------------------------------------
                                                                        128,080
--------------------------------------------------------------------------------
HEALTHCARE - 0.04%
    25  McKesson Corp.                          02/01/12     7.750       28,471
--------------------------------------------------------------------------------
HOME BUILDERS - 0.04%
    25  Centex Corp                             02/01/11     7.875       28,271
--------------------------------------------------------------------------------
INSURANCE - P&C - 0.07%
    25  Marsh & McLennan Co., Inc.              03/15/12     6.250       26,818
--------------------------------------------------------------------------------
    25  Travelers Property Casualty Corp.       03/15/13     5.000       24,215
--------------------------------------------------------------------------------
                                                                         51,033
--------------------------------------------------------------------------------
MACHINERY - AG & CONSTRUCTION - 0.05%
    35  John Deere Capital Corp.                03/15/12     7.000       39,169
--------------------------------------------------------------------------------
METALS & MINING - 0.03%
    25  Alcoa, Inc.                             01/15/12     6.000       26,434
--------------------------------------------------------------------------------
OIL & GAS - 0.12%
    30  Duke Energy Field Services              08/16/10     7.875       34,190
--------------------------------------------------------------------------------
    55  Transocean, Inc                         04/15/11     6.625       60,015
--------------------------------------------------------------------------------
                                                                         94,205
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- June 30, 2004 (unaudited)

PRINCIPAL
 AMOUNT                                         MATURITY   INTEREST
  (000)                                           DATES      RATES      VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS
--------------------------------------------------------------------------------
Paper & Forest Products - 0.07%
   $25  International Paper Co.                 09/01/11     6.750%     $27,096
--------------------------------------------------------------------------------
    25  Weyerhaeuser Co.                        03/15/32     7.375       27,186
--------------------------------------------------------------------------------
                                                                         54,282
--------------------------------------------------------------------------------
PHARMACEUTICALS - 0.07%
    25  Bristol-Myers Squibb Co.                10/01/11     5.750       26,049
--------------------------------------------------------------------------------
    25  Wyeth Pharmaceuticals                   03/15/13     5.500       24,128
--------------------------------------------------------------------------------
                                                                         50,177
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.05%
    35  EOP Operating LP                        06/15/28     7.250       36,256
--------------------------------------------------------------------------------
RETAIL - 0.26%
    25  Federated Department Stores             04/01/11     6.625       27,099
--------------------------------------------------------------------------------
    25  Kohl's Corp.                            03/01/11     6.300       26,901
--------------------------------------------------------------------------------
    25  Kroger Co.                              04/01/31     7.500       27,670
--------------------------------------------------------------------------------
    25  Safeway, Inc.                           03/01/11     6.500       26,489
--------------------------------------------------------------------------------
    25  Target Corp.                            07/15/31     7.000       27,922
--------------------------------------------------------------------------------
    55  Wal-Mart Stores, Inc.                   08/10/09     6.875       61,329
--------------------------------------------------------------------------------
                                                                        197,410
--------------------------------------------------------------------------------
ROAD & RAIL - 0.06%
    45  Union Pacific Corp.                     12/01/06     6.700       48,294
--------------------------------------------------------------------------------
TECHNOLOGY - SOFTWARE - 0.07%
    25  Computer Sciences Corp.                 04/15/08     3.500       24,520
--------------------------------------------------------------------------------
    25  First Data Corp.                        11/01/11     5.625       26,085
--------------------------------------------------------------------------------
                                                                         50,605
--------------------------------------------------------------------------------
TRANSPORTATION SERVICES - 0.09%
    25  ERAC USA Finance Co.**                  01/15/11     8.000       29,072
--------------------------------------------------------------------------------
    35  Hertz Corp.                             08/15/07     7.625       37,511
--------------------------------------------------------------------------------
                                                                         66,583
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.46%
    30  AT&T Corp.                              11/15/31     8.750#      29,283
--------------------------------------------------------------------------------
    25  AT&T Wireless Services, Inc.            03/01/31     8.750       30,479
--------------------------------------------------------------------------------
    55  Citizens Communications Co.             05/15/11     9.250       57,486
--------------------------------------------------------------------------------
    25  Deutsche Telekom International
           Finance BV                           06/15/30     8.250#      30,428
--------------------------------------------------------------------------------
    25  France Telecom SA                       03/01/31     9.500#      31,376
--------------------------------------------------------------------------------
    25  Sprint Capital Corp.                    03/15/12     8.375       28,733
--------------------------------------------------------------------------------
    25  Telecom Italia Capital**                11/15/13     5.250       24,196
--------------------------------------------------------------------------------
    25  Telus Corp.                             06/01/11     8.000       28,414
--------------------------------------------------------------------------------
    55  Verizon New York, Inc., Series A        04/01/12     6.875       58,966
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              13

UBS Series Trust -- U.S. Allocation Portfolio


Portfolio of Investments -- June 30, 2004 (unaudited)

PRINCIPAL
 AMOUNT                                         MATURITY   INTEREST
  (000)                                           DATES      RATES      VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - (CONCLUDED)
   $25  Vodafone Group PLC                      02/15/30     7.875%     $29,740
--------------------------------------------------------------------------------
                                                                        349,101
--------------------------------------------------------------------------------
Total Corporate Bonds (cost--$4,353,658)                              4,298,155
--------------------------------------------------------------------------------
INTERNATIONAL OBLIGATIONS - 0.15%
--------------------------------------------------------------------------------
    30  Pemex Project Funding Master Trust      11/15/11     8.000       32,325
--------------------------------------------------------------------------------
    75  United Mexican States                   12/30/19     8.125       80,250
--------------------------------------------------------------------------------
Total International Obligations (cost--$114,496)                        112,575
--------------------------------------------------------------------------------
NUMBER OF
 SHARES
  (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 6.96%
     94 UBS High Yield Relationship Fund(2)*                          1,600,808
--------------------------------------------------------------------------------
    106 UBS US Small Cap Equity Relationship
           Fund(2)*                                                   3,707,822
--------------------------------------------------------------------------------
Total Investment Companies (cost--$5,200,000)                         5,308,630
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
  (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.98%
--------------------------------------------------------------------------------
 2,272  Repurchase Agreement dated 06/30/04 with
           State Street Bank & Trust Co.,
           collateralized by $2,327,483 U.S.
           Treasury Notes, zero coupon to 3.500%
           due 11/4/04 to 11/15/06; (value--
           $2,317,546); proceeds: $2,272,081
           (cost--$2,272,000)                   07/01/04     1.280    2,272,000
--------------------------------------------------------------------------------
NUMBER OF
 SHARES
  (000)
--------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.94%
--------------------------------------------------------------------------------
MONEY MARKET FUND - 0.94%
   719  UBS Private Money Market Fund LLC(2)
        (cost--$718,695)                                     1.198+     718,695
--------------------------------------------------------------------------------
Total Investments (cost--$77,507,388)--100.63%                       76,755,423
--------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.63)%                         (482,208)
--------------------------------------------------------------------------------
Net Assets--100.00%                                                 $76,273,215
--------------------------------------------------------------------------------

*     Non-Income producing security.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.86% of net assets as of June 30, 2004, are deemed liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+     Interest rate shown reflects yield at June 30, 2004.

++ Floating rate securities. The interest rates shown are the current rates as of June 30 2004.

# Denotes a step up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.

(1)   Security, or portion thereof, was on loan at June 30, 2004.

(2)   Affiliated issuer.

OEM   Original Equipment Manufacturer

REMIC Real Estate Mortgage Investment Conduit

TBA (To Be Assigned) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
14

UBS Series Trust -- U.S. Allocation Portfolio

Statement of Assets and Liabilities -- June 30, 2004 (unaudited)

ASSETS:
Investments in unaffiliated securities,
     at value (cost--$71,588,693)*                                  $70,728,098
--------------------------------------------------------------------------------
Investments in affiliated securities,
     at value (cost--$5,918,695)                                      6,027,325
--------------------------------------------------------------------------------
Cash                                                                        618
--------------------------------------------------------------------------------
Receivable for investments sold                                       2,156,237
--------------------------------------------------------------------------------
Dividends and interest receivable                                       248,066
--------------------------------------------------------------------------------
Other assets                                                              1,330
--------------------------------------------------------------------------------
Total assets                                                         79,161,674
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     2,012,859
--------------------------------------------------------------------------------
Payable for cash collateral from securities loaned                      718,695
--------------------------------------------------------------------------------
Payable to affiliates                                                    66,906
--------------------------------------------------------------------------------
Accrued expenses and other liabilities                                   89,999
--------------------------------------------------------------------------------
Total liabilities                                                     2,888,459
--------------------------------------------------------------------------------
NET ASSETS:
Beneficial interest--$0.001 par value
     (unlimited amount authorized)                                  110,065,685
--------------------------------------------------------------------------------
Accumulated undistributed net investment income                         328,634
--------------------------------------------------------------------------------
Accumulated net realized loss from investment
     and foreign currency transactions                              (33,369,139)
--------------------------------------------------------------------------------
Net unrealized depreciation of investments                             (751,965)
--------------------------------------------------------------------------------
Net assets                                                          $76,273,215
--------------------------------------------------------------------------------
CLASS H:
Net assets                                                          $19,565,738
--------------------------------------------------------------------------------
Shares outstanding                                                    1,575,659
--------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share           $12.42
--------------------------------------------------------------------------------
CLASS I:
Net assets                                                          $56,707,477
--------------------------------------------------------------------------------
Shares outstanding                                                    4,573,325
--------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share           $12.40
--------------------------------------------------------------------------------
*Includes $684,412 of investments in securities on loan, at value

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                             15

UBS Series Trust -- U.S. Allocation Portfolio

Statement of Operations

                                                                   For the Six
                                                                   Months Ended
                                                                  June 30, 2004
                                                                   (unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                              $545,227
--------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $17)                      151,319
--------------------------------------------------------------------------------
Securities lending income earned from an affiliated security                450
--------------------------------------------------------------------------------
                                                                        696,996
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                             196,518
--------------------------------------------------------------------------------
Distribution fees--Class I                                               72,791
--------------------------------------------------------------------------------
Professional fees                                                        32,769
--------------------------------------------------------------------------------
Reports and notices to shareholders                                      28,467
--------------------------------------------------------------------------------
Custody and accounting                                                   23,582
--------------------------------------------------------------------------------
Trustees' fees                                                            4,691
--------------------------------------------------------------------------------
Transfer agency fees--Class H                                               750
--------------------------------------------------------------------------------
Transfer agency fees--Class I                                               750
--------------------------------------------------------------------------------
Other expenses                                                           10,088
--------------------------------------------------------------------------------
                                                                        370,406
--------------------------------------------------------------------------------

Net investment income                                                   326,590
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
--------------------------------------------------------------------------------
     Investments                                                     (7,232,053)
--------------------------------------------------------------------------------
     Foreign currency transactions                                       10,809
--------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments     8,184,170
--------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities             962,926
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $1,289,516
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
16

UBS Series Trust -- U.S. Allocation Portfolio

Statement of Changes in Net Assets

                                                    For the Six       For the
                                                   Months Ended     Year Ended
                                                   June 30, 2004   December 31,
                                                    (unaudited)        2003
--------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                $326,590          $611,220
--------------------------------------------------------------------------------
Net realized gains (losses) from:
--------------------------------------------------------------------------------
     Investments                                   (7,232,053)       (4,501,537)
--------------------------------------------------------------------------------
Foreign currency transactions                          10,809                --
--------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
     of investments                                 8,184,170        21,479,207
--------------------------------------------------------------------------------
Net increase in net assets resulting
     from operations                                1,289,516        17,588,890
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class H                       (188,572)         (240,276)
--------------------------------------------------------------------------------
Net investment income--Class I                       (414,153)         (431,950)
--------------------------------------------------------------------------------
                                                     (602,725)         (672,226)
--------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                4,133,710         6,297,351
--------------------------------------------------------------------------------
Cost of shares repurchased                         (9,222,886)      (13,826,181)
--------------------------------------------------------------------------------
Proceeds from dividends reinvested                    602,725           672,226
--------------------------------------------------------------------------------
Net decrease in net assets from beneficial
     interest transactions                         (4,486,451)       (6,856,604)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets              (3,799,660)       10,060,060
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                80,072,875        70,012,815
--------------------------------------------------------------------------------
End of period (including accumulated
     undistributed net investment income of
     $328,634 and $604,769, respectively)         $76,273,215       $80,072,875
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                              17

UBS Series Trust -- U.S. Allocation Portfolio

Notes to Financial Statements (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Series Trust--U.S. Allocation Portfolio (the "Portfolio") is a diversified portfolio of UBS Series Trust (the "Trust"). The Fund is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust operates as a series company currently offering one portfolio. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable annuity contracts.

On March 30, 2004, the Trust's Board of Trustees ("the Board") approved the name change of UBS Series Trust -- Tactical Allocation Portfolio to UBS Series Trust -- U.S. Allocation Portfolio that became effective on April 29, 2004.

Currently the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for the Class I distribution charge. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

In the normal course of business the Portfolio may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Trust's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Portfolio calculates net asset values based on the current market value for its portfolio's securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid

--------------------------------------------------------------------------------
18

UBS Series Trust -- U.S. Allocation Portfolio

Notes to Financial Statements (unaudited)


price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolio and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

--------------------------------------------------------------------------------
                                                                              19

UBS Series Trust -- U.S. Allocation Portfolio

Notes to Financial Statements (unaudited)


Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At June 30, 2004, the Portfolio owed UBS Global AM $31,179 in investment advisory and administration fees.

For the six months ended June 30, 2004, the Portfolio paid $230 in brokerage commissions to UBS Securities LLC, an indirect wholly owned subsidiary of UBS AG, for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays UBS Global AM a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. UBS Global AM pays the entire distribution fee to the insurance companies. At June 30, 2004, the Portfolio owed UBS Global AM $35,644 in distribution fees.

--------------------------------------------------------------------------------
20

UBS Series Trust -- U.S. Allocation Portfolio

Notes to Financial Statements (unaudited)

SECURITIES LENDING

The Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Portfolio's securities lending program. UBS Securities LLC is the Portfolio's lending agent. For the six months ended June 30, 2004, UBS Securities LLC earned $150 in compensation as the Portfolio's lending agent. At June 30, 2004, the Portfolio owed UBS Securities LLC $83 in compensation as the Portfolio's lending agent.

BANK LINE OF CREDIT

The Portfolio participates with other funds managed or advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Portfolio had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest would be charged to the Portfolio at the federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended June 30, 2004, the Portfolio did not borrow under the Committed Credit Facility.

FEDERAL TAX STATUS

The components of net unrealized depreciation of investments for federal income tax purposes, which was the same for book purposes, at June 30, 2004, were as follows:

Gross appreciation (investments having an excess of value over cost) $2,347,434
--------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value) (3,099,399)
--------------------------------------------------------------------------------
Net unrealized depreciation of investments                            $(751,965)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Series Trust -- U.S. Allocation Portfolio

Notes to Financial Statements (unaudited)

For the six months ended June 30, 2004, aggregate purchases and sales of portfolio securities, excluding short-term securities and U.S. Government securities, were $45,454,169 and $67,778,543, respectively.

For the six months ended June 30, 2004, aggregate purchases and sales of U.S. Government securities, excluding short-term securities were $37,766,536 and $22,866,155, respectively.

The Portfolio intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Portfolio intends not to be subject to federal excise tax.

The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:

DISTRIBUTIONS PAID FROM:

--------------------------------------------------------------------------------
Ordinary income                                                        $672,226
--------------------------------------------------------------------------------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Portfolio's fiscal year ending at December 31, 2004.

At December 31, 2003, the Portfolio had a capital loss carryforward of $21,497,047. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $863,515 will expire December 31, 2009, $13,198,818 will expire December 31, 2010 and $7,434,714 will expire December 31, 2011. To the extent that such losses are used to offset future realized capital gains, it is probable that the gains so offset will not be distributed. Also, in accordance with U.S. Treasury regulations, the Portfolio has elected to defer realized capital losses of $14,706 arising after October 31, 2003. Such losses are treated for tax purposes as arising on January 1, 2004.

--------------------------------------------------------------------------------
22

UBS Series Trust -- U.S. Allocation Portfolio

Notes to Financial Statements (unaudited)

SHARES OF BENEFICIAL INTEREST
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                              CLASS H                         CLASS I
SIX MONTHS ENDED    -------------------------     -----------------------------
JUNE 30, 2004:         SHARES         AMOUNT           SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold             13,521       $168,019          318,939      $3,965,691
--------------------------------------------------------------------------------
Shares repurchased    (154,170)    (1,896,012)        (591,738)     (7,326,874)
--------------------------------------------------------------------------------
Dividends reinvested    15,014        188,572           33,000         414,153
--------------------------------------------------------------------------------
Net decrease          (125,635)   $(1,539,421)        (239,799)    $(2,947,030)
--------------------------------------------------------------------------------

YEAR ENDED
DECEMBER 31, 2003:
--------------------------------------------------------------------------------
Shares sold             78,691       $771,631          510,725      $5,525,720
--------------------------------------------------------------------------------
Shares repurchased    (424,026)    (4,367,930)        (908,214)     (9,458,251)
--------------------------------------------------------------------------------
Dividends reinvested    24,952        240,276           44,854         431,950
--------------------------------------------------------------------------------
Net decrease          (320,383)   $(3,356,023)        (352,635)    $(3,500,581)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                              23

UBS Series Trust -- U.S. Allocation Portfolio

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                     Class H
--------------------------------------------------------------------------------
                        For the
                       Six Months
                         Ended
                        June 30,
                          2004            For the Years Ended December 31,
--------------------------------------------------------------------------------
                       (unaudited)   2003    2002     2001     2000      1999
--------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD     $12.31    $9.77   $12.73   $15.83   $16.49    $14.91
--------------------------------------------------------------------------------
Net investment income       0.08     0.11@    0.10@    0.08     0.40@     0.11@
--------------------------------------------------------------------------------
Net realized and
  unrealized gains
  (losses) from
  investment activities
  and foreign
  currency transactions     0.15     2.55    (2.97)   (2.02)   (0.71)     2.64
--------------------------------------------------------------------------------
Net increase (decrease)
  from operations           0.23     2.66    (2.87)   (1.94)   (0.31)     2.75
--------------------------------------------------------------------------------
Dividends from net
  investment income        (0.12)   (0.12)   (0.09)   (0.33)   (0.01)    (0.06)
--------------------------------------------------------------------------------
Distributions from net
  realized gains from
  investment activities       --       --       --    (0.83)   (0.34)    (1.11)
--------------------------------------------------------------------------------
Total dividends and
  distributions to
  shareholders             (0.12)   (0.12)   (0.09)   (1.16)   (0.35)    (1.17)
--------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD           $12.42   $12.31    $9.77   $12.73   $15.83    $16.49
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN1    1.82%   27.62%  (22.68)% (12.39)%  (1.93)%   18.43%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)  $19,566  $20,949  $19,743  $32,607  $41,212   $36,714
--------------------------------------------------------------------------------
Expenses to average
  net assets, net of fee
  waivers by advisor        0.76%*   0.77%    0.66%    0.67%    0.72%     0.74%
--------------------------------------------------------------------------------
Expenses to average
  net assets, before fee
  waivers by advisor        0.76%*   0.77%    0.66%    0.67%    0.73%     0.74%
--------------------------------------------------------------------------------
Net investment income
  to average net assets,
  net of fee waivers
  by advisor               1.02%*    1.03%    0.91%    0.67%    2.50%     0.71%
--------------------------------------------------------------------------------
Net investment income to
  average net assets,
  before fee waivers
  by advisor               1.02%*    1.03%    0.91%    0.67%    2.49%     0.71%
--------------------------------------------------------------------------------
Portfolio turnover          106%        5%       5%      10%     166%      110%
--------------------------------------------------------------------------------

++ Commencement of issuance of shares.

*  Annualized.

@  Calculated using average monthly shares outstanding for the period.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

--------------------------------------------------------------------------------
24

UBS Series Trust -- U.S. Allocation Portfolio

                                              Class I
--------------------------------------------------------------------------------
                                                                      For the
                         For the                                       Period
                       Six Months                                    January 5,
                         Ended                                         1999++
                        June 30,                                      through
                          2004     For the Years Ended December 31, December 31,
--------------------------------------------------------------------------------
                       (unaudited)   2003    2002     2001     2000      1999
--------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD     $12.28    $9.73   $12.69   $15.78   $16.48    $14.89
--------------------------------------------------------------------------------
Net investment income       0.05     0.08@    0.07@    0.04     0.36@     0.11@
Net realized and
  unrealized gains
 (losses) from investment
  activities and foreign
  currency transactions     0.16     2.56    (2.97)   (2.00)   (0.71)     2.65
--------------------------------------------------------------------------------
Net increase (decrease)
  from operations           0.21     2.64    (2.90)   (1.96)   (0.35)     2.76
--------------------------------------------------------------------------------
Dividends from net
  investment income        (0.09)   (0.09)   (0.06)   (0.30)   (0.01)    (0.06)
--------------------------------------------------------------------------------
Distributions from net
  realized gains from
  investment activities       --       --       --    (0.83)   (0.34)    (1.11)
--------------------------------------------------------------------------------
Total dividends and
  distributions to
  shareholders             (0.09)   (0.09)   (0.06)   (1.13)   (0.35)    (1.17)
--------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD           $12.40   $12.28    $9.73   $12.69   $15.78    $16.48
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN1    1.68%   27.37%  (22.95)% (12.55)%  (2.18)%   18.52%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)  $56,707  $59,124  $50,270  $85,825  $84,787   $54,413
--------------------------------------------------------------------------------
Expenses to average
  net assets, net of fee
  waivers by advisor        1.01%*   1.02%    0.91%    0.92%    0.94%     0.74%*
--------------------------------------------------------------------------------
Expenses to average
  net assets, before fee
  waivers by advisor        1.01%*   1.02%    0.91%    0.92%    0.98%     0.99%*
--------------------------------------------------------------------------------
Net investment income
  to average net assets,
  net of fee waivers
  by advisor                0.77%*   0.78%    0.66%    0.42%    2.27%     0.81%*
--------------------------------------------------------------------------------
Net investment income to
  average net assets,
  before fee waivers
  by advisor               0.77%*    0.78%    0.66%    0.42%    2.23%     0.56%*
--------------------------------------------------------------------------------
Portfolio turnover          106%        5%       5%      10%     166%      110%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              25

UBS Series Trust -- U.S. Allocation Portfolio

General Information (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's web site www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

--------------------------------------------------------------------------------
26

TRUSTEES

Richard Q. Armstrong                    Meyer Feldberg
INTERIM CHAIRMAN                        Carl W. Schafer

Margo N. Alexander                      William D. White
David J. Beaubien
Richard R. Burt

PRINCIPAL OFFICERS

Joseph A. Varnas                        Thomas Disbrow
PRESIDENT                               VICE PRESIDENT AND TREASURER

Mark F. Kemper                          W. Douglas Beck
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

INVESTMENT ADVISOR, ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C)2004 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[LOGO OMITTED]
UBS GLOBAL ASSET MANAGEMENT (US) INC.                        Presorted
51 West 52nd Street                                           Standard
New York, New York 10019-6114                                US Postage
                                                                PAID
                                                           Smithtown, NY
                                                             Permit 700

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 10.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    September 7, 2004
         -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    September 7, 2004
         -----------------

By:      /s/ Thomas Disbrow
         ------------------
         Thomas Disbrow
         Treasurer

Date:    September 7, 2004
         -----------------